Income Taxes (Tables)	12 Months Ended
Dec. 31, 2025
Income Taxes
Schedule of Income Tax Expense (Recovery)

($ millions)	2025	2024
Current:
Current year	2 046	2 581
Adjustments in respect of current income tax of prior years	(106)	(116)
Deferred:
Origination and reversal of temporary differences	(33)	(477)
Adjustments in respect of deferred income tax of prior years	160	128
Changes in tax rates and legislation	—	26
Movement in unrecognized deferred income tax assets	(37)	29
Total income tax expense	2 030	2 171

Reconciliation of Effective Tax Rate

The provision for income taxes reflects an effective tax rate that differs from the statutory tax rate. A reconciliation of the difference is as follows:

($ millions)	2025	2024
Earnings before income tax	7 948	8 187
Canadian statutory tax rate	23.88%	23.85%
Statutory tax	1 898	1 953
Add (deduct) the tax effect of:
Non-taxable component of capital (gains) losses	(49)	116
Share-based compensation and other permanent items	58	29
Assessments and adjustments	65	(123)
Impact of income tax rates and legislative changes	—	27
Foreign tax rate differential	91	146
Movement in unrecognized deferred income tax assets	(37)	29
Other	4	(6)
Total income tax expense	2 030	2 171
Effective tax rate	25.5%	26.5%

Schedule of Deferred Income Tax Balances

The significant components of the company’s deferred income tax (assets) liabilities and deferred income tax expense (recovery) are comprised of the following:

	Deferred Income Tax Expense		Deferred Income Tax Liability
	(Recovery)		(Asset)
			December 31	December 31
($ millions)	2025	2024	2025	2024
Property, plant and equipment	(166)	(53)	10 947	11 043
Decommissioning and restoration provision	20	(23)	(2 817)	(2 766)
Employee retirement benefit plans	(35)	(72)	(12)	(163)
Tax loss carry-forwards	105	(104)	(8)	(114)
Other	166	(42)	(30)	(183)
Net deferred income tax expense / (recovery) and liability	90	(294)	8 080	7 817

Summary of Changes in Deferred Income Tax Balances

($ millions)	2025	2024
Net deferred income tax liability, beginning of year	7 817	7 916
Recognized in deferred income tax expense / (recovery)	90	(294)
Recognized in other comprehensive income	187	186
Foreign exchange, acquisition, disposition and other	(14)	9
Net deferred income tax liability, end of year	8 080	7 817

Schedule of Deferred Tax in Shareholders' Equity

($ millions)	2025	2024
Deferred Tax in Other Comprehensive Income
Actuarial gain on employment retirement benefit plans	187	186
Total income tax expense reported in equity	187	186